Derivative Financial Instruments (Pretax Impact Of Undesignated Derivative Instruments On The Consolidated Statements Of Income) (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Derivative [Line Items]
Gain/(Loss) Recognized in Earnings	$ (1)	$ 5
Commodity Contracts [Member] | Sales [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in Earnings	2	11
Commodity Contracts [Member] | Cost of Sales [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in Earnings	(2)	(7)
Foreign Currency [Member] | Other Income/Expense [Member]
Derivative [Line Items]
Gain/(Loss) Recognized in Earnings	$ (1)	$ 1